Fair value of Financial Instruments	9 Months Ended
Sep. 30, 2020
OAK Street Health Inc and Affiliates [Member]
Fair Value Of Financial Instruments [Line Items]
Fair value of Financial Instruments

Note 4. Fair Value of Financial Instruments

In accordance with ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Assets and liabilities carried at fair value are required to be classified and disclosed in one of the following three categories:

Level 1 Quoted market prices in active markets for identical assets or liabilities.

Level 2 Observable market-based inputs or unobservable inputs that are corroborated by market data.

Level 3 Unobservable inputs that are not corroborated by market data.

When determining the fair value measurements for assets and liabilities required to be recorded at fair value, management considers the principal or most advantageous market in which it would transact and considers risks, restrictions, or other assumptions that market participants would use when pricing the asset or liability. The carrying amounts of financial instruments including cash, accounts receivable, accounts payable, accrued liabilities and short-term borrowings approximate fair value due to the short maturity of these instruments.

The bifurcated derivative associated with the long-term debt (see Note 10) was classified within Level 3 due to a lack of quoted prices in an active market and observable inputs for similar liabilities. The fair value measurements for the bifurcated derivative as of September 30, 2020 and December 31, 2019 was $0 and $152, respectively. The Company paid off its debt and related prepayment and end of term charges as of August 11, 2020 following the IPO; as a result of this extinguishment of debt, the derivative was written off as of the three and nine- months ended September 30, 2020. The bifurcated derivative liability was included in other long-term liabilities in the consolidated balance sheets as of December 31, 2019. Changes in fair value of the bifurcated derivative were recorded within interest expense in the consolidated statements of operations and amounted to $(449) and $(30) during the three-months ended September 30, 2020 and 2019, respectively, and $(152) and $(519) during the nine-months ended September 30, 2020 and 2019, respectively.